Condensed Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 560,432	$ 52,117	$ 303,334
Digital currencies			217,119
Prepaid expense	50,314	8,333	67,736
Total current assets	610,746	60,450	588,189
Other assets:
Property and equipment, net	2,029	2,703	1,235
Total other assets	2,029	2,703	1,235
Total Assets	612,775	63,153	589,424
Liabilities and Stockholders' Equity (Deficit):
Accounts payable and accrued expense	104,759	119,146	75,997
Accrued compensation	214,864	104,902
Short term loan	200,000	200,000
Total current liabilities	519,623	319,146	75,997
Stockholders' equity (deficit) :
Common stock, 975,000,000 shares authorized at $0.001 par value, 15,722,420, 12,515,201 and 363,043,769 shares issued and outstanding at June 30, December 31, 2018 and 2017 respectively	15,722	375,456	363,044
Additional paid in capital	115,984,824	114,711,714	114,667,080
Accumulated deficit	(115,907,423)	(115,343,192)	(114,516,772)
Total stockholders' equity (deficit)	93,152	(255,993)	513,427
Total Liabilities and stockholders' equity (deficit)	612,775	63,153	589,424
Series B Convertible Preferred Stock [Member]
Stockholders' equity (deficit) :
Preferred stock; 20,000,000 shares authorized at $0.001 par value:			25
Series C-1 Convertible Preferred Stock [Member]
Stockholders' equity (deficit) :
Preferred stock; 20,000,000 shares authorized at $0.001 par value:	$ 29	$ 29	$ 50